Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

3. Fair value of financial instruments:

The fair value of financial instruments

A significant amount of Nomura's financial instruments are carried at fair value or at amounts that approximate fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities carried at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura's principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Financial assets carried at fair value also include investments in certain funds for which Nomura applies ASC 820 where, as a practical expedient, fair value is determined on the basis of net asset value per share ("NAV per share") if the NAV per share is calculated in accordance with certain industry standard principles.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura's position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter ("OTC") contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura's estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believe other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura's own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura's liabilities as is used to measure counterparty credit risk on Nomura's assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The global risk management unit reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model's suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models, and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura's estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura's estimates of fair value may involve greater subjectivity due to the lack of transparent market data available upon which include base assumptions underlying valuation pricing models.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese Government, U.S. Government, Governments within the European Union ("EU"), their states and municipalities, and their agencies. These concentrations generally arise from taking trading securities positions and are reported within Trading assets in the consolidated balance sheets. Government, state, municipal, and government agency securities, including Securities pledged as collateral, represented 21% of total assets as of March 31, 2010 and 19% as of March 31, 2011. The following tables present geographic allocations of Nomura's trading assets related to government, state, municipal, and government agency securities. See Note 4. "Derivative instruments and hedging activities" about the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2010
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,756	¥1,635	¥2,270	¥232	¥6,893
	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Translation into billions of U.S. dollars
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	$34	$14	$32	$5	$85

(1)	Other than above, there were ¥187 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2010 and ¥410 billion ($4.95 billion) as of March 31, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy ("the fair value hierarchy") based on the transparency of inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices in active markets for identical assets or liabilities accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or prices containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management's assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present information about Nomura's financial assets and financial liabilities measured at fair value on a recurring basis as of March 31, 2010 and 2011, respectively within the fair value hierarchy.

	Billions of yen
	March 31, 2010
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2010
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥830	¥1,068	¥164	¥—	¥2,062
Private equity(3)	1	0	325	—	326
Japanese government securities	2,650	—	—	—	2,650
Japanese agency and municipal securities	104	2	0	—	106
Foreign government, agency and municipal securities	3,075	1,040	22	—	4,137
Bank and corporate debt securities and loans for trading purposes	165	1,599	131	—	1,895
Commercial mortgage-backed securities ("CMBS")	—	110	27	—	137
Residential mortgage-backed securities ("RMBS")	0	1,015	4	—	1,019
Mortgage and other mortgage-backed securities	—	47	117	—	164
Collateralized debt obligations ("CDO")	1	32	43	—	76
Investment trust funds and other	29	53	10	—	92

Total cash instruments	6,855	4,966	843	—	12,664

Derivatives(4):
Equity contracts	851	650	61	—	1,562
Interest rate contracts	3	11,849	172	—	12,024
Credit contracts	0	1,751	302	—	2,053
Foreign exchange contracts	—	701	14	—	715
Commodity contracts	6	24	2	—	32
Netting	—	—	—	(14,350)	(14,350)

Total derivatives	860	14,975	551	(14,350)	2,036

Sub Total	¥7,715	¥19,941	¥1,394	¥(14,350)	¥14,700

Loans and receivables(5)	8	674	10	—	692
Other assets	383	26	38	—	447

Total	¥8,106	¥20,641	¥1,442	¥(14,350)	¥15,839

Liabilities:
Trading liabilities
Equities	¥1,366	¥196	¥0	¥—	¥1,562
Japanese government securities	1,616	—	—	—	1,616
Foreign government, agency and municipal securities	2,334	426	—	—	2,760
Bank and corporate debt securities	—	257	0	—	257
Residential mortgage-backed securities ("RMBS")	—	2	—	—	2

Total cash instruments	5,316	881	0	—	6,197

Derivatives(4):
Equity contracts	941	790	29	—	1,760
Interest rate contracts	3	11,742	163	—	11,908
Credit contracts	0	1,660	360	—	2,020
Foreign exchange contracts	—	765	16	—	781
Commodity contracts	5	25	2	—	32
Netting	—	—	—	(14,341)	(14,341)

Total derivatives	949	14,982	570	(14,341)	2,160

Sub Total	¥6,265	¥15,863	¥570	¥(14,341)	¥8,357

Short-term borrowings(7)	—	101	9	—	110
Payables and deposits(8)	—	0	(0)	—	0
Long-term borrowings(7)(9)(10)	91	1,521	(127)	—	1,485
Other liabilities	3	3	—	—	6

Total	¥6,359	¥17,488	¥452	¥(14,341)	¥9,958

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities ("CMBS")	—	171	28	—	199
Residential mortgage-backed securities ("RMBS")	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations ("CDO")	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivatives(4):
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivatives	698	15,664	557	(15,428)	1,491

Sub Total	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(5)	—	543	11	—	554
Collateralized agreements(6)	—	904	—	—	904
Other assets	634	79	25	—	738

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	0	—	—	0
Collateralized debt obligations ("CDO")	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivatives(4):
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivatives	757	15,903	573	(15,577)	1,656

Sub Total	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(7)	—	182	1	—	183
Payables and deposits(8)	—	0	1	—	1
Collateralized financing(6)	—	332	—	—	332
Long-term borrowings(7)(9)(10)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Translation into billions of U.S. dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	$11.50	$14.87	$1.46	$—	$27.83
Private equity(3)	—	—	3.50	—	3.50
Japanese government securities	32.18	—	—	—	32.18
Japanese agency and municipal securities	—	1.92	—	—	1.92
Foreign government, agency and municipal securities	40.87	9.53	0.28	—	50.68
Bank and corporate debt securities and loans for trading purposes	—	18.94	0.61	—	19.55
Commercial mortgage-backed securities ("CMBS")	—	2.06	0.34	—	2.40
Residential mortgage-backed securities ("RMBS")	—	23.72	0.04	—	23.76
Mortgage and other mortgage-backed securities	—	0.02	1.55	—	1.57
Collateralized debt obligations ("CDO")	—	0.87	0.41	—	1.28
Investment trust funds and other	1.03	0.35	0.12	—	1.50

Total cash instruments	85.58	72.28	8.31	—	166.17

Derivatives(4):
Equity contracts	7.89	8.71	1.18	—	17.78
Interest rate contracts	0.19	141.98	2.45	—	144.62
Credit contracts	—	22.51	2.45	—	24.96
Foreign exchange contracts	0.00	15.30	0.59	—	15.89
Commodity contracts	0.35	0.77	0.05	—	1.17
Netting	—	—	—	(186.42)	(186.42)

Total derivatives	8.43	189.27	6.72	(186.42)	18.00

Sub Total	$94.01	$261.55	$15.03	$(186.42)	$184.17

Loans and receivables(5)	—	6.56	0.14	—	6.70
Collateralized agreements(6)	—	10.92	—	—	10.92
Other assets	7.66	0.96	0.30	—	8.92

Total	$101.67	$279.99	$15.47	$(186.42)	$210.71

Liabilities:
Trading liabilities
Equities	$17.45	$1.10	$—	$—	$18.55
Japanese government securities	19.19	—	—	—	19.19
Japanese agency and municipal securities	—	0.02	—	—	0.02
Foreign government, agency and municipal securities	36.46	6.16	—	—	42.62
Bank and corporate debt securities	—	3.82	—	—	3.82
Commercial mortgage-backed securities ("CMBS")	—	0.01	—	—	0.01
Residential mortgage-backed securities ("RMBS")	—	0.00	—	—	0.00
Collateralized debt obligations ("CDO")	—	0.00	—	—	0.00
Investment trust funds and other	0.77	—	—	—	0.77

Total cash instruments	73.87	11.11	—	—	84.98

Derivatives(4):
Equity contracts	8.74	9.47	0.85	—	19.06
Interest rate contracts	0.18	143.32	2.32	—	145.82
Credit contracts	—	22.17	3.12	—	25.29
Foreign exchange contracts	0.00	16.20	0.57	—	16.77
Commodity contracts	0.23	0.99	0.07	—	1.29
Netting	—	—	—	(188.22)	(188.22)

Total derivatives	9.15	192.15	6.93	(188.22)	20.01

Sub Total	$83.02	$203.26	$6.93	$(188.22)	$104.99

Short-term borrowings(7)	—	2.21	0.01	—	2.22
Payables and deposits(8)	—	0.00	0.01	—	0.01
Collateralized financing(6)	—	4.01	—	—	4.01
Long-term borrowings(7)(9)(10)	1.52	20.09	1.74	—	23.35
Other liabilities	0.53	—	—	—	0.53

Total	$85.07	$229.57	$8.69	$(188.22)	$135.11

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(5)	Includes loans elected for the fair value option.
(6)	Includes collateralized agreements or collateralized financing elected for the fair value option.
(7)	Includes structured notes elected for the fair value option.
(8)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(9)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(10)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Valuation methodology by major class of financial asset and financial liability

The valuation methodology used by Nomura to estimate fair value for major classes of financial assets and financial liabilities, together with the significant inputs which determine classification in the fair value hierarchy, is as follows:

Equities—Equities include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value, even if Nomura has a large "block" holding and the block could not be disposed of in its entirety at the quoted price. Listed equities traded in inactive markets are valued using the exchange price as adjusted to reflect liquidity and bid offer spreads and are classified in Level 2. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified as Level 3 because of the management judgment involved. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly traded mutual funds which are valued using a daily NAV per share are classified as Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified as Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Private equity—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from the carrying value. In reaching that determination, Nomura primarily uses either its own internal valuation models based on estimated future cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital or comparable market multiple valuations such as EV/EBITDA (Enterprise Value/EBITDA), PE Ratio (Price/Earnings Ratio), Price/Embedded Value Ratio and other multiples based on relationships between numbers reported in the financial statements and the price of comparable companies. Where possible these valuations are compared with the operating cash flows and financial performance of the companies or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified as Level 3.

Government, state, municipal and agency securities—Japanese and other G7 government securities are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified as Level 2 as they are traded in markets that are not considered to be active. Certain non-G7 securities may be classified as Level 1 because they trade in active markets. Certain securities may be classified as Level 3 because they trade infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Corporate debt securities—The valuation of corporate debt securities is primarily performed using internal models and market inputs such as price quotes and recent market transactions of identical or similar debt, yield curves, asset swap spreads and credit default spreads. Most corporate debt securities are classified in Level 2 because the modeling inputs are usually observable. Certain corporate debt securities may be classified as Level 1 because they trade in active markets where there is sufficient information from a liquid exchange or multiple sources and they are valued using an unadjusted quote for an identical instrument. Certain securities may be classified as Level 3 because they trade infrequently and there is insufficient information from comparable securities to classify them as Level 2.

Commercial mortgage-backed securities ("CMBS") and Residential mortgage-backed securities ("RMBS")—The fair value of CMBS and RMBS is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. CMBS and RMBS securities are classified primarily as Level 2 if all significant inputs are observable. For certain asset classes, no direct pricing sources or comparable indices are available and valuation is based on a combination of indices. These securities are classified as Level 3.

Mortgage and other mortgage-backed securities—The fair value of other mortgage backed securities is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. Where all significant inputs are observable, the securities will be classified as Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are classified as Level 3.

Collateralized debt obligations ("CDO")—CDOs are valued using internal models where quoted market prices do not exist. Key inputs used by the model include market spread data for each credit rating, prepayment speeds, recovery rates and default probabilities. Since some of these inputs are unobservable, certain CDOs are classified as Level 3 where the unobservable inputs are significant.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified as Level 1. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified as Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Derivatives—Exchange-traded derivatives are usually valued using unadjusted quoted market prices and are therefore classified as Level 1. Where exchange-traded derivatives are not valued at the exchange price due to timing differences, these are classified as Level 2. OTC derivatives are valued by internal models using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Valuation techniques include simple discounted expected cash flow techniques and Black-Scholes and Monte Carlo simulations. For OTC derivatives that trade in liquid markets, such as plain vanilla forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Derivatives that are valued using models with significant unobservable inputs such as correlation, long-dated volatility, credit curves or other unobservable inputs are classified within Level 3. Examples of derivatives classified as Level 3 by Nomura include exotic interest rate derivatives, exotic foreign exchange derivatives, exotic equity derivatives, exotic derivatives including a combination of interest rate, foreign exchange and equity risks and certain other transactions including long-dated or exotic credit derivatives. Valuation adjustments are recorded to model valuations which do not calibrate to market and consider all factors that would impact fair value including bid offer, liquidity and credit risk; both with regards to counterparty credit risk on derivative assets and Nomura's own creditworthiness on derivative liabilities.

Loans—Loans carried at fair value either as trading assets or through election of the fair value option are valued primarily through internal models using similar inputs to corporate debt securities as quoted prices are usually not available. Where there are no significant inputs which are unobservable, loans are classified as Level 2. Certain loans, however, may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Collateralized agreements and Collateralized financing—Resale and repurchase agreements carried at fair value through election of the fair value option are valued using discounted cash flow models. Key inputs include expected future cash flows, interest rates and collateral funding spreads such as general collateral or special rates. Resale and repurchase agreements are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Short-term and long-term borrowings ("Structured notes")—Structured notes are debt securities issued by Nomura which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate. The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, and also the amount at the measurement date that Nomura would pay to transfer the identical liability or would receive if the identical liability is entered at the measurement date. The fair value of structured notes includes an adjustment to reflect Nomura's own creditworthiness. This adjustment can differ depending on the market in which the structured note is issued and traded. Structured notes are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Long-term borrowings ("Secured financing transactions")—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. This liability is valued using the same methodology that is applied to the transferred financial assets which remain on the consolidated balance sheets and is therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura's own creditworthiness.

Level 3 financial assets and financial liabilities

Level 3 financial assets and financial liabilities consist of instruments whose valuations are significantly dependent on inputs which are unobservable in the market.

Financial instruments classified as Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

The following tables present the gains and losses as well as increases and decreases of assets and liabilities measured at fair value on a recurring basis which Nomura classified as Level 3 for year ended March 31, 2010 and 2011, respectively.

	Billions of yen
		Year ended March 31, 2010
	Balance as of April 1, 2009	Unrealized and realized gains/losses included in revenue					Purchases (issuances) / sales (redemption), and settlement(2)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2010
		Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥284	¥(13)	¥—	¥—	¥(1)	¥(14)	¥(31)	¥(75)	¥164
Private equity	322	—	—	10	—	10	(7)	—	325
Japanese agency and municipal securities	0	0	—	—	—	0	0	—	0
Foreign government, agency and municipal securities	34	3	—	—	—	3	(11)	(4)	22
Bank and corporate debt securities and loans for trading purposes	485	0	—	—	0	0	(176)	(178)	131
Commercial mortgage-backed securities ("CMBS")	12	(13)	—	—	—	(13)	83	(55)	27
Residential mortgage-backed securities ("RMBS")	12	(0)	—	—	—	(0)	(10)	2	4
Mortgage and other mortgage-backed securities	234	9	—	—	—	9	(126)	0	117
Collateralized debt obligations ("CDO")	17	2	—	—	—	2	24	(0)	43
Investment trust funds and other	5	0	—	—	—	0	4	1	10

Total cash instruments	1,405	(12)	—	10	(1)	(3)	(250)	(309)	843

Derivatives, net(5)
Equity contract	0	9	—	—	—	9	25	(2)	32
Interest rate contracts	63	(36)	—	—	—	(36)	(9)	(9)	9
Credit contracts	196	(140)	—	—	—	(140)	(66)	(48)	(58)
Foreign exchange contracts	(2)	2	—	—	—	2	(4)	2	(2)
Commodity contracts	10	(5)	—	—	—	(5)	(6)	1	(0)

Total derivatives, net	267	(170)	—	—	—	(170)	(60)	(56)	(19)

Sub Total	¥1,672	¥(182)	¥—	¥10	¥(1)	¥(173)	¥(310)	¥(365)	¥824

Loans and receivables	4	1	—	—	—	1	(0)	5	10
Other assets	50	(1)	(1)	—	—	(2)	(10)	(0)	38

Total	¥1,726	¥(182)	¥(1)	¥10	¥(1)	¥(174)	¥(320)	¥(360)	¥872

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(1)	¥0
Bank and corporate debt securities	(0)	(0)	—	—	—	(0)	(0)	(0)	0

Sub Total	¥1	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(1)	¥0

Short-term borrowings	8	7	—	—	—	7	11	(3)	9
Payables and deposits	(1)	(1)	—	—	—	(1)	(0)	(0)	(0)
Long-term borrowings	(81)	52	—	—	—	52	149	(143)	(127)

Total	¥(73)	¥58	¥—	¥—	¥—	¥58	¥160	¥(147)	¥(118)

	Billions of yen
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue					Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2011
		Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥164	¥(1)	¥—	¥—	¥(1)	¥(2)	¥(33)	¥(8)	¥121
Private equity	325	—	—	19	0	19	(55)	—	289
Japanese agency and municipal securities	0	0	—	—	—	0	3	(3)	—
Foreign government, agency and municipal securities	22	6	—	—	—	6	5	(10)	23
Bank and corporate debt securities and loans for trading purposes	131	8	—	—	0	8	(37)	(51)	51
Commercial mortgage-backed securities ("CMBS")	27	6	—	—	—	6	5	(10)	28
Residential mortgage-backed securities ("RMBS")	4	1	—	—	—	1	(2)	0	3
Mortgage and other mortgage-backed securities	117	0	—	—	—	0	9	2	128
Collateralized debt obligations ("CDO")	43	1	—	—	—	1	(10)	0	34
Investment trust funds and other	10	0	—	—	—	0	(0)	—	10

Total cash instruments	843	21	—	19	(1)	39	(115)	(80)	687

Derivatives, net(5)
Equity contract	32	30	—	—	—	30	(39)	5	28
Interest rate contracts	9	80	—	—	—	80	(71)	(7)	11
Credit contracts	(58)	(51)	—	—	—	(51)	50	4	(55)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(1)	7	2
Commodity contracts	(0)	(6)	—	—	—	(6)	3	1	(2)

Total derivatives, net	(19)	51	—	—	—	51	(58)	10	(16)

Sub Total	¥824	¥72	¥—	¥19	¥(1)	¥90	¥(173)	¥(70)	¥671

Loans and receivables	10	0	—	—	—	0	7	(6)	11
Other assets	38	(0)	1	—	—	1	(1)	(13)	25

Total	¥872	¥72	¥1	¥19	¥(1)	¥91	¥(167)	¥(89)	¥707

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥—
Foreign government, agency and municipal securities	—	0	—	—	—	0	0	(0)	—
Bank and corporate debt securities	0	0	—	—	—	0	(0)	(0)	—

Sub Total	¥0	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(0)	¥—

Short-term borrowings	9	1	—	—	—	1	(6)	(1)	1
Payables and deposits	(0)	0	—	—	—	0	1	(0)	1
Long-term borrowings	(127)	49	—	—	—	49	295	25	144

Total	¥(118)	¥50	¥—	¥—	¥—	¥50	¥290	¥24	¥146

	Translation into billions of U.S. dollars
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue						Net transfers in /(out of) Level 3(4)	Balance as of March 31, 2011
		Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains /(losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)
Assets:
Trading assets and private equity investments
Equities	$1.98	$(0.01)	$—	$—	$(0.01)	$(0.02)	$(0.40)	$(0.10)	$1.46
Private equity	3.93	—	—	0.23	0.00	0.23	(0.66)	—	3.50
Japanese agency and municipal securities	0.00	0.00	—	—	—	0.00	0.04	(0.04)	—
Foreign government, agency and municipal securities	0.27	0.07	—	—	—	0.07	0.06	(0.12)	0.28
Bank and corporate debt securities and loans for trading purposes	1.58	0.10	—	—	0.00	0.10	(0.45)	(0.62)	0.61
Commercial mortgage-backed securities ("CMBS")	0.33	0.07	—	—	—	0.07	0.06	(0.12)	0.34
Residential mortgage-backed securities ("RMBS")	0.05	0.01	—	—	—	0.01	(0.02)	0.00	0.04
Mortgage and other mortgage-backed securities	1.41	0.00	—	—	—	0.00	0.12	0.02	1.55
Collateralized debt obligations ("CDO")	0.52	0.01	—	—	—	0.01	(0.12)	0.00	0.41
Investment trust funds and other	0.12	0.00	—	—	—	0.00	(0.00)	—	0.12

Total cash instruments	10.19	0.25	—	0.23	(0.01)	0.47	(1.37)	(0.98)	8.31

Derivatives, net(5)
Equity contract	0.39	0.36	—	—	—	0.36	(0.48)	0.06	0.33
Interest rate contracts	0.11	0.97	—	—	—	0.97	(0.87)	(0.08)	0.13
Credit contracts	(0.70)	(0.62)	—	—	—	(0.62)	0.60	0.05	(0.67)
Foreign exchange contracts	(0.02)	(0.02)	—	—	—	(0.02)	(0.01)	0.07	0.02
Commodity contracts	(0.00)	(0.07)	—	—	—	(0.07)	0.04	0.01	(0.02)

Total derivatives, net	(0.22)	0.62	—	—	—	0.62	(0.72)	0.11	(0.21)

Sub Total	$9.97	$0.87	$—	$0.23	$(0.01)	$1.09	$(2.09)	$(0.87)	$8.10

Loans and receivables	0.12	0.00	—	—	—	0.00	0.08	(0.06)	0.14
Other assets	0.46	(0.00)	0.01	—	—	0.01	(0.01)	(0.16)	0.30

Total	$10.55	$0.87	$0.01	$0.23	$(0.01)	$1.10	$(2.02)	$(1.09)	$8.54

Liabilities:
Trading liabilities
Equities	$0.00	$(0.00)	—	$—	$—	$(0.00)	$0.00	$(0.00)	$—
Foreign government, agency and municipal securities	—	0.00	—	—	—	0.00	0.00	(0.00)	—
Bank and corporate debt securities	0.00	0.00	—	—	—	0.00	(0.00)	(0.00)	—

Sub Total	$0.00	$0.00	$—	$—	$—	$0.00	$(0.00)	$(0.00)	$—

Short-term borrowings	0.10	0.01	—	—	—	0.01	(0.07)	(0.01)	0.01
Payables and deposits	(0.00)	0.00	—	—	—	0.00	0.01	(0.00)	0.01
Long-term borrowings	(1.53)	0.59	—	—	—	0.59	3.56	0.30	1.74

Total	$(1.43)	$0.60	$—	$—	$—	$0.60	$3.50	$0.29	$1.76

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU 2009-16 and ASU 2009-17.
(4)	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

Significant transfers between levels during the year

Nomura assumes that transfer of the assets and liabilities from one Level to another Level occurs at the beginning of each quarter. Classification of derivatives includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

Transfers between Level 1 and Level 2

There were no significant transfers between Level 1 and Level 2 for the years ended March 31, 2010 and 2011.

Transfers between Level 1 or Level 2 and Level 3

Trading assets and private equity investments—Equities    For the year ended March 31, 2010, approximately ¥61 billion were transferred from Level 3 to Level 2 due to the amendments to ASC 820 required by ASU 2009-12. For the year ended March 31, 2011, there were no significant transfers between Level 1 or Level 2 and Level 3.

Trading assets and private equity investments—Bank and corporate debt securities and loans for trading purposes    For the year ended March 31, 2010, approximately ¥82 billion was transferred from Level 3 to Level 2 due to the amendment of ASC 820 required by ASU 2009-12 and approximately ¥55 billion was transferred from Level 3 to Level 2 as certain market parameters became observable. For the year ended March 31, 2011, approximately ¥43 billion ($0.52 billion) was transferred from Level 3 to Level 2 as certain market parameters became observable.

Trading assets and private equity investments—Commercial mortgage-backed securities    For the year ended March 31, 2010, approximately ¥54 billion was transferred from Level 3 to Level 2 as external prices became observable. For the year ended March 31, 2011, there were no significant transfers between Level 1or Level 2 and Level 3.

Derivatives, net    For the year ended March 31, 2010, interest rate contracts of approximately ¥63 billion were transferred from Level 3 to Level 2 due to the lowest level of significant inputs to value these derivatives moving from Level 3 to Level 2. Credit contracts of approximately ¥42 billion were transferred from Level 3 to Level 2 as underlying credit inputs became more transparent. Interest rate contracts of approximately ¥54 billion were transferred from Level 2 to Level 3 due to the lowest level of significant inputs to value these derivatives moving from Level 2 to Level 3. Losses on interest rate contracts from the transfer from Level 2 to Level 3 were ¥5 billion which were recognized in the quarter when the transfer from Level 2 to Level 3 occurred. For the year ended March 31, 2011, there were no significant transfers between Level 1 or Level 2 and Level 3.

Long-term borrowings    For the year ended March 31, 2010, structured notes of approximately ¥154 billion were transferred from Level 3 to Level 2 as the underlying reference assets of the notes became observable. For the year ended March 31, 2011, there were no significant transfers between Level 1or Level 2 and Level 3.

The following table presents the amounts of unrealized gains (losses) for the year ended March 31, 2010 and 2011 respectively, relating to those financial instruments which Nomura classified as Level 3 within the fair value hierarchy and that were still held by Nomura at the balance sheet date:

	Billions of yen
	Year ended March 31, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains /(losses)
Assets:
Trading assets and private equity investments
Equities	¥2	¥—	¥—	¥(1)	¥1
Private equity	—	—	4	—	4
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	(2)	—	—	—	(2)
Bank and corporate debt securities and loans for trading purposes	37	—	—	—	37
Commercial mortgage-backed securities ("CMBS")	2	—	—	—	2
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	(7)	—	—	—	(7)
Collateralized debt obligations ("CDO")	3	—	—	—	3
Investment trust funds and other	1	—	—	—	1

Total cash instruments	36	—	4	(1)	39

Derivatives, net(2):
Equity contracts	40	—	—	—	40
Interest rate contracts	32	—	—	—	32
Credit contracts	(98)	—	—	—	(98)
Foreign exchange contracts	0	—	—	—	0
Commodity contracts	0	—	—	—	0

Total derivatives, net	(26)	—	—	—	(26)

Sub Total	¥10	¥—	¥4	¥(1)	¥13

Loans and receivables	(1)	—	—	—	(1)
Other assets	—	(1)	—	—	(1)

Total	¥9	¥(1)	¥4	¥(1)	¥11

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥(0)	¥—	¥—	¥—	¥(0)

Sub Total	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	6	—	—	—	6
Payables and deposits	(1)	—	—	—	(1)
Long-term borrowings	(66)	—	—	—	(66)

Total	¥(61)	¥—	¥—	¥—	¥(61)

	Billions of yen
	Year ended March 31, 2011
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(7)	¥—	¥—	¥(1)	¥(8)
Private equity	—	—	8	—	8
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	(1)	—	—	—	(1)
Commercial mortgage-backed securities ("CMBS")	9	—	—	—	9
Residential mortgage-backed securities ("RMBS")	0	—	—	—	0
Mortgage and other mortgage-backed securities	(5)	—	—	—	(5)
Collateralized debt obligations ("CDO")	(0)	—	—	—	(0)
Investment trust funds and other	0	—	—	—	0

Total cash instruments	(3)	—	8	(1)	4

Derivatives, net(2):
Equity contracts	23	—	—	—	23
Interest rate contracts	91	—	—	—	91
Credit contracts	(28)	—	—	—	(28)
Foreign exchange contracts	(1)	—	—	—	(1)
Commodity contracts	(4)	—	—	—	(4)

Total derivatives, net	81	—	—	—	81

Sub Total	¥78	¥—	¥8	¥(1)	¥85

Loans and receivables	0	—	—	—	0
Other assets	(0)	2	—	—	2

Total	¥78	¥2	¥8	¥(1)	¥87

Liabilities:
Short-term borrowings	0	—	—	—	0
Payables and deposits	0	—	—	—	0
Long-term borrowings	12	—	—	—	12

Total	¥12	¥—	¥—	¥—	¥12

	Translation into billions of dollars
	Year ended March 31, 2011
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	$(0.08)	$—	$—	$(0.01)	$(0.09)
Private equity	—	—	0.10	—	0.10
Foreign government, agency and municipal securities	0.01	—	—	—	0.01
Bank and corporate debt securities and loans for trading purposes	(0.01)	—	—	—	(0.01)
Commercial mortgage-backed securities ("CMBS")	0.11	—	—	—	0.11
Residential mortgage-backed securities ("RMBS")	0.00	—	—	—	0.00
Mortgage and other mortgage-backed securities	(0.06)	—	—	—	(0.06)
Collateralized debt obligations ("CDO")	(0.00)	—	—	—	(0.00)
Investment trust funds and other	0.00	—	—	—	0.00

Total cash instruments	(0.03)	—	0.10	(0.01)	0.06

Derivatives, net(2):
Equity contracts	0.28	—	—	—	0.28
Interest rate contracts	1.10	—	—	—	1.10
Credit contracts	(0.34)	—	—	—	(0.34)
Foreign exchange contracts	(0.01)	—	—	—	(0.01)
Commodity contracts	(0.05)	—	—	—	(0.05)

Total derivatives, net	0.98	—	—	—	0.98

Sub Total	$0.95	$—	$0.10	$(0.01)	$1.04

Loans and receivables	0.00	—	—	—	0.00
Other assets	(0.00)	0.02	—	—	0.02

Total	$0.95	$0.02	$0.10	$(0.01)	$1.06

Liabilities:
Short-term borrowings	0.00	—	—	—	0.00
Payables and deposits	0.00	—	—	—	0.00
Long-term borrowings	0.14	—	—	—	0.14

Total	$0.14	$—	$—	$—	$0.14

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.

During the year ended March 31, 2011, a lack of liquidity persists in certain asset classes which has impacted the observability of certain inputs which are significant to Nomura's financial instrument valuations. These inputs include certain foreign currency exchange volatilities, certain interest rate volatilities and certain credit spreads.

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, or little publicly released information. Unobservable inputs include volatility risk and correlation risk for derivative instruments, refinancing periods and recovery rates for credit-related products and loans, and macroeconomic factors affecting the value of collateral for asset-backed securitization products.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

There is a range of fair values for Level 3 financial instruments as a result of the uncertainties described above. The specific valuation for each instrument is based on management's judgment of prevailing market conditions, in accordance with Nomura's established valuation policies and procedures. Using reasonably possible alternative assumptions to value Level 3 financial instruments will significantly influence fair values.

As described earlier, Level 3 financial instruments are often hedged by instruments in Level 1 or Level 2 of the fair value hierarchy. For the year ended March 31, 2011, gains and losses related to Level 3 assets did not have a material impact on Nomura's liquidity and capital resources management.

As the valuation of these instruments fluctuates in response to a variety of factors, including, but not limited to, general market sentiment, credit, interest rate, foreign exchange and correlation risk, current values may decrease if market conditions deteriorate. Conversely, should conditions improve, an increase in value of the Level 3 portfolio would be expected.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following table provides information on these investments where NAV per share is calculated or disclosed as of March 31, 2010 and March 31, 2011. Investments are presented by major category relevant to the nature of Nomura's business and risks.

	Billions of yen
	March 31, 2010
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥156	¥1	Weekly/Monthly	1-90 days
Venture capital funds	2	0	—	—
Private equity funds	59	24	Quarterly	30 days
Real estate funds	12	14	—	—

Total	¥229	¥39

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011
	Fair Value(1)	Unfunded Commitments(2)	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥91	¥0	$1.10	$0.00	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	0.02	0.00	—	—
Private equity funds	64	23	0.77	0.28	Quarterly	30 days
Real estate funds	8	15	0.10	0.18	—	—

Total	¥165	¥38	$1.99	$0.46

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result most of the risks are transferred as pass-through. The fair values of these investments are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period cannot be estimated for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of the investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within six months. The redemption period cannot be estimated for certain suspended or liquidating funds. These investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

These investments are made mainly in various sectors in Europe, United States and Japan. The fair values of certain investments in this category are estimated using the NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of the investments in this category are estimated using the NAV per share of the investments. Redemption is restricted for most of these investments. These investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 and ASC 825. When Nomura elects the fair value option for an eligible item, changes in that item's fair value are recognized in the consolidated statements of operations. Election of the fair value option is generally irrevocable unless an event that gives rise to a new basis of accounting for that instrument occurs.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

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Loans which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility in the consolidated statements of operations caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

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Equity method investments held for capital appreciation or current income purposes, which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

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Resale and repurchase agreements which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility in the consolidated statements of operations caused by the difference in measurement basis that otherwise would arise between the resale and repurchase agreements and the derivatives used to risk manage those instruments.

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Financial liabilities recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility in the consolidated statements of operations that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through the consolidated statements of operations; and

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All structured notes issued on or after April 1, 2008. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility in the consolidated statements of operations caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated variable interest entities for the same purpose and for certain structured notes issued prior to April 1, 2008.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest revenue or Interest expense or Revenue—Net gain (loss) on trading.

The following table presents gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the years ended March 31, 2010 and 2011, respectively.

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(1)	¥(4)	$(0.04)
Private equity	(0)	0	0.00
Collateralized agreements(2)	—	6	0.07
Loans and receivables	8	8	0.09

Total	¥7	¥10	$0.12

Liabilities:
Short-term borrowings(3)	¥(3)	¥(7)	$(0.08)
Collateralized financing(2)	—	(0)	(0.00)
Long-term borrowings(3)(4)	(147)	(37)	(0.45)

Total	¥(150)	¥(44)	$(0.53)

(1)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(2)	Includes resale and repurchase agreements elected for the fair value option.
(3)	Includes structured notes and other financial liabilities elected for the fair value option.
(4)	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Nomura elected to apply the fair value option for its 45.5% investment in the common stock of Ashikaga Holdings Co., Ltd. ("Ashikaga Holdings"). This investment is reported within Trading assets and private equity investments—Private equity investments in the consolidated balance sheets.

Ashikaga Holdings recognized total revenue of ¥118 billion, total expense of ¥93 billion and a net gain of ¥25 billion for the year ended March 31, 2010. As of March 31, 2010, its total assets and total liabilities were ¥4,990 billion and ¥4,755 billion, respectively, determined in accordance with accounting principles generally accepted in Japan. Ashikaga Holdings recognized total revenue of ¥106 billion ($1.28 billion), total expense of ¥90 billion ($1.09 billion) and a net gain of ¥16 billion ($0.19 billion) for the year ended March 31, 2011. As of March 31, 2011, its total assets and total liabilities were ¥5,219 billion ($63.06 billion) and ¥4,979 billion ($60.16 billion), respectively, determined in accordance with accounting principles generally accepted in Japan.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by discounting future cash flows at a rate which incorporates observable changes in its credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura's creditworthiness were ¥64 billion for the year ended March 31, 2010, mainly due to the tightening of Nomura's credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura's creditworthiness, were ¥9 billion ($0.11 billion) for the year ended March 31, 2011, mainly because of the widening of Nomura's credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of March 31, 2010, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥6 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

As of March 31, 2011, there were no significant differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected and the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥50 billion ($0.60 billion) less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Assets and liabilities carried at fair value on a nonrecurring basis—

In addition to the financial instruments carried at fair value on a recurring basis, Nomura also carries other assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances such as to measure impairment.

For the year ended March 31, 2010, Nomura recognized impairment losses of ¥3 billion within Non-interest expenses—Other in the consolidated statements of operations against certain listed equity method investees as the impairment was recognized due to an other-than-temporary decline in value. The carrying amount of these investments, which is included within Other assets—Investments in and advances to affiliated companies in the consolidated balance sheets, was written down to their fair value of ¥2 billion. Fair value was determined in accordance with ASC 820 using unadjusted quoted market prices. Consequently, these nonrecurring fair value measurements have been determined using inputs which would be classified as Level 1 in the fair value hierarchy. There were no significant impairments recognized for the year ended March 31, 2011.

Estimated fair value

Financial assets which are carried at contractual amounts that approximate fair value include Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell, and Securities borrowed. Financial liabilities which are carried at contractual amounts that approximate fair value include Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings. These financial instruments mature principally within one year and bear interest at rates that approximate market rates.

Loans receivable

Loans receivable are carried at cost adjusted for deferred fees or costs on originated loans, unamortized premiums or discounts on purchased loans less applicable allowances for loan losses, unless the fair value option is elected and they are held at fair value. The fair value of loans receivable is estimated based on loan characteristics. Where quoted market prices are available, such market prices are utilized to estimate fair value.

The following table presents carrying values and fair values or approximate fair values of loans receivable. Carrying values are shown after deducting allowances for loan losses.

	Billions of yen				Translation into billions of U.S. dollars
	March 31
	2010		2011		2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Loans receivable	¥1,306	¥1,299	¥1,268	¥1,265	$15.32	$15.29

Long-term borrowings

For long-term borrowings, certain hybrid financial instruments including structured notes are carried at fair value under the fair value option. Except for those instruments, long-term borrowings are carried at historical amounts unless such borrowings are designated as the hedged item in a fair value hedge. The fair value of long-term borrowings is estimated using quoted market prices where available or by discounting future cash flows.

The following table presents carrying values and fair values or approximate fair values of long-term borrowings.

	Billions of yen				Translation into billions of U.S. dollars
	March 31
	2010		2011		2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Long-term borrowings	¥7,199	¥6,984	¥8,403	¥8,179	$101.53	$98.83